Transactions and balances with related parties (Details Textual) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions and balances with related parties [Line Items]
Amounts receivable, related party transactions	$ 99	$ 326	$ 148,855
Taxis aereos del noroeste, S.A. de C.V. [Member]
Disclosure of transactions and balances with related parties [Line Items]
Amounts receivable, related party transactions	$ 0	$ 0	144,562
Taxis aereos del noroeste, S.A. de C.V. [Member] | Loans and receivables, category [member]
Disclosure of transactions and balances with related parties [Line Items]
Amounts receivable, related party transactions			$ 144,562